DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Open Crude Oil and Natural Gas Derivative Instruments

As of December 31, 2013, Apache had the following open crude oil derivative positions which have not been designated as cash flow hedges:

		Fixed-Price Swaps
Production Period	Settlement Index	Mbbls	Weighted Average Fixed Price

2014	NYMEX WTI	22,889	$90.77
2014	Dated Brent	22,812	100.05

As of December 31, 2013, Apache had the following open natural gas derivative positions which have been designated as cash flow hedges:

		Fixed-Price Swaps
			Weighted
Production Period	Settlement Index	MMBtu (in 000’s)	Average Fixed Price

2014	NYMEX Henry Hub	1,295	$6.72

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements Using
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value	Netting(1)	Carrying Amount
	(In millions)
December 31, 2013
Assets:
Derivatives designated as cash flow hedges	$—	$3	$—	$3	$(2)	$1
Liabilities:
Derivatives designated as cash flow hedges	$—	$1	$—	$1
Derivatives not designated as cash flow hedges	—	300	—	300

Total Derivative liabilities	$—	$301	$—	$301	$(2)	$299
December 31, 2012
Assets:
Derivatives designated as cash flow hedges	$—	$48	$—	$48	$(15)	$33
Liabilities:
Derivatives designated as cash flow hedges	$—	$51	$—	$51
Derivatives not designated as cash flow hedges	—	80	—	80

Total Derivative liabilities	$—	$131	$—	$131	$(15)	$116

(1)	The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.

Fair Values of Derivative Instruments Recorded in Consolidated Balance Sheet

The fair market value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	December 31, 2013	December 31, 2012
	(In millions)
Current Assets: Derivative instruments	$1	$31
Other Assets: Deferred charges and other	—	2

Total Assets	$1	$33

Current Liabilities: Derivative instruments	$299	$116

Total Liabilities	$299	$116

Commodity Derivative Activity Recorded in Statement of Consolidated Operations

The following table summarizes the effect of derivative instruments on the Company’s statement of consolidated operations:

	Gain (Loss) on Derivatives	For the Year Ended December 31,
	Recognized in Income	2013	2012	2011
		(In millions)
Gain (loss) on cash flow hedges reclassified from accumulated other comprehensive loss	Oil and Gas Production Revenues	$(16)	$268	$(13)
Gain (loss) for ineffectiveness on cash flow hedges	Revenues and Other: Other	$(1)	$—	$2
Loss on derivatives not designated as cash flow hedges	Derivative instrument gains (losses), net	$(399)	$(79)	$—

Commodity Derivative Activity in Accumulated Other Comprehensive Loss

A reconciliation of the components of accumulated other comprehensive income (loss) in the statement of consolidated changes in equity related to Apache’s cash flow hedges is presented in the table below:

	For the Year Ended December 31,
	2013		2012		2011
	Before tax	After tax	Before tax	After tax	Before tax	After tax
	(In millions)

Unrealized gain (loss) on derivatives at beginning of year	$(10)	$(6)	$145	$114	$(54)	$(19)
Realized amounts reclassified into earnings	16	11	(268)	(199)	13	19
Net change in derivative fair value	(6)	(5)	113	79	188	115
Ineffectiveness reclassified into earnings	1	1	—	—	(2)	(1)

Unrealized gain (loss) on derivatives at end of period	$1	$1	$(10)	$(6)	$145	$114